UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:    Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Americredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$334	$334,212
Series 2013-5, Class A2B, 0.54%, 3/08/17 (a)	371	371,302
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 1A2, 0.34%, 9/25/36 (a)	84	67,556
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 0.42%, 7/25/36 (a)	100	60,552
Series 2006-NC5, Class A3, 0.32%, 1/25/37 (a)	200	123,809
Series 2007-RFC1, Class A3, 0.31%, 12/25/36 (a)	100	65,360
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.17%, 10/25/37 (a)(b)	2,198	1,482,273
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (a)	554	484,785
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 1.07%, 11/25/34 (a)	36	34,806
Series 2006-13, Class 3AV2, 0.32%, 1/25/37 (a)	127	119,324
Series 2007-7, Class 2A2, 0.33%, 10/25/47 (a)	265	262,445
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	700	702,481
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)	1,000	978,513
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.31%, 9/25/36 (a)	324	289,724
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.47%, 3/25/36 (a)	100	64,764
Invitation Homes Trust:
Series 2014-SFR2, Class A, 1.26%, 9/17/16 (a)(b)	1,385	1,367,827
Series 2015-SFR1, Class A, 1.62%, 3/17/32 (a)(b)	2,300	2,303,220
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.43%, 4/25/36 (a)	200	171,566
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)	2,618	1,569,468
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.41%, 5/25/37 (a)	574	339,710
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 0.41%, 6/25/36 (a)	1,441	1,066,867
OCP CLO Ltd., Series 2012-2A, Class A2, 1.71%, 11/22/23 (a)(b)	1,300	1,293,188

Asset-Backed Securities	Par (000)	Value
Progress Residential Trust, Series 2015-SFR1, Class A, 1.57%, 2/17/32 (a)(b)	$1,000	$995,100
RAMP Trust, Series 2006-RZ2, Class A3, 0.44%, 5/25/36 (a)	380	341,417
Scholar Funding Trust, Series 2011-A, Class A, 1.16%, 10/28/43 (a)(b)	796	799,605
Silver Bay Realty Trust, Series 2014-1, Class A, 1.17%, 9/17/31 (a)(b)	1,083	1,063,811
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.47%, 11/25/35 (a)	123	121,941
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A4, 0.30%, 2/25/37 (a)	590	512,460
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	730,274
Total Asset-Backed Securities — 9.1%		18,118,360

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.3%
Banc of America Alternative Loan Trust, Series 2006-8, Class 1A4, 0.62%, 11/25/36 (a)	877	588,843
Banc of America Funding Trust, Series 2006-A, Class 3A2, 2.75%, 2/20/36 (a)	99	79,863
Banc of America Mortgage Trust:
Series 2003-3, Class 2A1, 0.72%, 5/25/18 (a)	19	18,093
Series 2005-G, Class 2A4, 2.69%, 8/25/35 (a)	938	854,852
Series 2005-I, Class 2A5, 2.69%, 10/25/35 (a)	610	545,654
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (a)	374	372,956
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)	64	61,277
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)	73	62,452
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	302	295,599
Series 2006-HYB2, Class 3A1, 2.53%, 4/20/36 (a)	283	231,210
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.50%, 10/25/35 (a)(b)	21	20,708
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	279	290,178

Portfolio Abbreviations

ADR	American Depositary Receipts	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
OTC	Over-the-counter

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	$67	$66,972
Series 2005-47CB, Class A2, 0.67%, 10/25/35 (a)	152	119,014
Series 2006-15CB, Class A1, 6.50%, 6/25/36	563	453,202
Series 2006-19CB, Class A15, 6.00%, 8/25/36	396	350,012
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	658	555,575
Series 2006-45T1, Class 2A5, 6.00%, 2/25/37	1,478	1,247,272
Series 2007-19, Class 1A4, 6.00%, 8/25/37	1,872	1,572,042
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	366	325,273
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	87	73,283
Series 2007-HY7C, Class A1, 0.31%, 8/25/37 (a)	2,668	2,206,703
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (a)	325	263,258
Credit Suisse Mortgage Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	221	208,767
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.39%, 6/25/37 (a)	251	212,247
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.63%, 8/19/36 (a)	1,477	1,186,415
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 4.72%, 3/25/37 (a)	261	231,402
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.37%, 10/25/36 (a)	2,554	2,170,429
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.26%, 9/01/21 (a)(b)	1,066	1,067,194
Series 2014-2, Class A, 2.15%, 12/01/21 (a)(b)	1,267	1,250,058
Series 2015-1, Class A, 2.17%, 1/01/20 (a)(b)	1,500	1,476,452
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	121	119,583

		18,576,838
Commercial Mortgage-Backed Securities — 4.3%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/21 (a)(b)	1,400	1,391,733
Commercial Mortgage Trust, Series 2015-LC19, Class A4, 3.18%, 3/12/48	130	134,652
Hilton USA Trust, Series 2013-HLF, Class AFL, 1.17%, 11/05/30 (a)(b)	4,533	4,534,186
Morgan Stanley Capital I Trust, Series 2014-MP, Class A, 3.47%, 8/11/33 (b)	900	956,964
Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 2.17%, 9/25/44 (a)(b)	1,502	1,487,389

		8,504,924
Interest Only Commercial Mortgage-Backed Securities — 2.4%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class XA, 1.89%, 12/10/45 (a)	5,514	522,422
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.54%, 3/10/46 (a)	3,901	316,875

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2014-CR14, Class XA, 0.90%, 2/10/47 (a)	$2,212	$107,897
Series 2014-CR15, Class XA, 1.35%, 2/10/47 (a)	15,647	1,094,781
Series 2015-LC19, Class XA, 1.27%, 2/10/48 (a)	3,400	315,651
CSMC Trust, Series 2014-USA, Class X1, 0.55%, 9/17/37 (a)(b)	10,500	520,476
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)	4,648	401,392
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.23%, 11/15/46 (a)	2,969	220,327
Series 2014-C18, Class XA, 1.00%, 10/29/47 (a)	599	33,495
Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)	6,397	476,469
WFRBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.97%, 9/15/57 (a)	4,589	302,278
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)	2,298	160,455
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)	2,575	218,390

		4,690,908
Total Non-Agency Mortgage-Backed Securities — 16.0%		31,772,670

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.5%
Freddie Mac:
Series 2014-DN4, Class M1, 1.56%, 10/27/24 (a)	783	784,268
Series 2014-DN4, Class M2, 2.57%, 10/25/24 (a)	800	795,840
Series 2411, Class FJ, 0.52%, 12/15/29 (a)	11	10,725
Ginnie Mae:
Series 2009-122, Class PY, 6.00%, 12/20/39	315	348,430
Series 2014-12, Class ZA, 3.00%, 1/20/44	618	590,734
Series 2014-62, Class Z, 3.00%, 4/20/44	511	504,417

		3,034,414
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae:
Series 2014-M13, Class A2, 3.02%, 8/25/24	500	527,210
Series 2015-M1, Class A2, 2.53%, 9/25/24	400	407,481
Freddie Mac:
Series K040, Class A2, 3.24%, 9/25/24	200	216,731
Series K041, Class A2, 3.17%, 10/25/24	400	431,180

		1,582,602
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 4307, Class SE, 5.93%, 9/15/36 (a)	240	41,222

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae:
Series 2009-121, Class UI, 5.00%, 12/20/39	$173	$28,182
Series 2010-35, Class UI, 5.00%, 3/20/40	101	18,082
Series 2010-9, Class UI, 5.00%, 1/20/40	432	72,143
Series 2013-54, Class LI, 5.00%, 2/20/43	52	5,188
Series 2014-180, Class IO, 5.00%, 12/20/44	392	63,674
Series 2015-14, Class IO, 5.00%, 10/20/44	400	73,625

		302,116
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae, Series 2012-M9, Class X1, 4.03%, 12/25/17 (a)	9,876	902,956
Freddie Mac:
Series K040, Class X1, 0.74%, 9/25/24	3,597	209,687
Series K041, Class X1, 0.56%, 10/25/24 (a)	5,198	236,723
Series K042, Class X1, 1.06%, 12/25/24 (a)	1,700	145,850
Series K716, Class X1, 0.72%, 8/25/47 (a)	3,294	129,038

		1,624,254
Mortgage-Backed Securities — 147.4%
Fannie Mae Mortgage-Backed Securities:
2.00%, 2/01/30 (d)	900	909,141
2.50%, 2/01/30 (d)	8,900	9,206,911
3.00%, 4/01/29-2/01/45 (d)	24,532	25,472,284
3.50%, 9/01/28-2/01/45 (d)	29,810	31,773,667
4.00%, 5/01/27-2/01/45 (d)	29,450	31,635,323
4.50%, 7/01/24-2/01/45 (d)	23,282	25,298,388
5.00%, 1/01/23-2/01/45 (d)	23,412	25,906,825
5.50%, 12/01/15-3/01/35	2,324	2,611,789
6.00%, 12/01/32-2/01/45 (d)	3,644	4,139,414
6.50%, 9/01/36-2/01/45 (d)	4,088	4,674,244
Freddie Mac Mortgage-Backed Securities:
3.00%, 2/01/30-2/01/45 (d)	8,948	9,299,745
3.50%, 7/01/26-2/01/45 (d)	11,811	12,512,198
4.00%, 2/01/30-2/01/45 (d)	11,214	12,034,750
4.50%, 1/01/19-2/01/45 (d)	5,567	6,021,630
5.00%, 11/01/24-2/01/45 (d)	3,718	4,102,736
5.50%, 6/01/41-2/01/45 (d)	3,430	3,831,701
6.00%, 6/01/27-11/01/39	648	731,004
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/45 (d)	11,375	11,802,574
3.50%, 9/15/42-2/15/45 (d)	18,909	19,957,035
4.00%, 9/20/40-2/15/45 (d)(e)	28,601	30,590,398
4.50%, 5/15/40-2/15/45 (d)	9,478	10,335,884
5.00%, 12/15/34-2/15/45 (d)	4,447	4,914,264
5.50%, 7/15/38-12/20/41	2,384	2,678,077
6.00%, 2/15/45 (d)	1,400	1,580,469
6.50%, 10/15/38-2/20/41	1,018	1,171,378

		293,191,829
Total U.S. Government Sponsored Agency Securities — 150.7%		299,735,215

		Value
Total Investments Before TBA Sale Commitments (Cost — $344,578,591*) — 175.8%		$349,626,245

TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 2/01/30	$2,900	(3,000,005)
3.00%, 2/01/30-2/01/45	3,500	(3,622,471)
3.50%, 2/01/30-2/01/45	17,600	(18,641,970)
4.00%, 2/01/45	11,275	(12,074,820)
4.50%, 2/01/45	11,300	(12,263,589)
5.00%, 2/01/45	12,900	(14,260,090)
5.50%, 2/01/45	1,500	(1,677,539)
6.00%, 2/01/45	800	(905,375)
6.50%, 2/01/45	1,700	(1,939,821)
Freddie Mac Mortgage-Backed Securities:
3.50%, 2/01/30	1,800	(1,911,692)
4.00%, 2/01/45	3,300	(3,532,547)
4.50%, 2/01/30	100	(105,125)
5.00%, 2/01/45	1,200	(1,322,888)
5.50%, 2/01/45	700	(781,457)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/45	3,075	(3,190,793)
3.50%, 2/15/45	5,500	(5,793,476)
4.00%, 2/01/45-2/15/45	14,000	(14,927,031)
4.50%, 2/15/45	2,700	(2,933,179)
5.00%, 2/15/45	1,600	(1,764,850)
5.50%, 2/15/45	500	(557,796)
Total TBA Sale Commitments (Proceeds — $104,966,723) — (52.9)%		(105,206,514)
Total Investments Net of TBA Sale Commitments — 122.9%		244,419,731
Liabilities in Excess of Other Assets — (22.9)%		(45,493,633)

Net Assets — 100.0%		$198,926,098

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$344,594,898

Gross unrealized appreciation	$6,866,059
Gross unrealized depreciation	(1,834,712)

Net unrealized appreciation	$5,031,347

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of January 31, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,234,802)	$2,898
BNP Paribas Securities Corp.	$1,562	$(78)
Citigroup Global Markets, Inc.	$(12,074,588)	$5,545
Credit Suisse Securities (USA) LLC	$423,948	$11,503
Deutsche Bank Securities, Inc.	$17,340,183	$169,740
Goldman Sachs & Co.	$32,715,918	$104,568
J.P. Morgan Securities LLC	$20,685,011	$38,315
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(14,794)	$3,553
Morgan Stanley & Co. LLC	$139,163	$889
Nomura Securities International, Inc.	$631,437	$(6,094)

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.20%	1/13/15	2/12/15	$12,914,000	$12,915,363
Credit Suisse Securities (USA) LLC	0.20%	1/30/15	2/12/15	5,240,000	5,240,349
Total				$18,154,000	$18,155,712

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(8)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	$1,758,125	$(7,549)
(46)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	$5,581,812	(65,243)
(38)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	$4,973,250	(30,387)
(2)	Euro Dollar Futures	Chicago Mercantile	September 2015	$497,525	(948)
(33)	Euro Dollar Futures	Chicago Mercantile	March 2016	$8,180,700	(19,843)
(80)	Euro Dollar Futures	Chicago Mercantile	June 2016	$19,796,000	(30,816)
1	Euro Dollar Futures	Chicago Mercantile	September 2016	$247,025	1,124
(35)	Euro Dollar Futures	Chicago Mercantile	December 2016	$8,632,313	(44,600)
1	Euro Dollar Futures	Chicago Mercantile	March 2017	$246,325	1,386
2	Euro Dollar Futures	Chicago Mercantile	September 2017	$491,575	3,149
Total					$(193,727)

•	As of January 31, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	USD	4,000	$(39,265)

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	As of January 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
1.96%[1]	3-month LIBOR	Chicago Mercantile	1/27/25	USD	100	$1,407
1.97%[1]	3-month LIBOR	Chicago Mercantile	1/30/25	USD	100	1,429
Total						$2,836

[1]	Fund pays the floating rate and receives the fixed rate.

•	As of January 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
ABX.HE.AAA 06-2	0.11%	Citibank N.A.	5/25/46	USD	2,704	$540,690	$610,808	$(70,118)

•	As of January 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/39	USD	692	$(5,937)	$(455)	$(5,482)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/39	USD	488	(4,183)	(4,451)	268
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/39	USD	590	5,060	(6,944)	12,004
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	920	7,894	(10,545)	18,439
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	865	7,422	(7,771)	15,193
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Bank of America N.A.	1/12/41	USD	110	2,609	663	1,946
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Bank of America N.A.	1/12/41	USD	73	1,739	1,065	674
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Bank of America N.A.	1/12/41	USD	37	(870)	1	(871)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Barclays Bank PLC	1/12/41	USD	37	(870)	(180)	(690)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	125	(3,825)	(2,572)	(1,253)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	110	2,608	611	1,997
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	73	(1,739)	(410)	(1,329)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	73	(1,739)	7	(1,746)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs International	1/12/41	USD	73	(1,739)	(112)	(1,627)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs International	1/12/41	USD	79	1,540	1,033	507
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs International	1/12/41	USD	79	(1,539)	(565)	(974)

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

As of January 31, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/41	USD	83	(2,549)	(1,740)	$(809)

Total						$3,882	$(32,365)	$36,247

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$14,820,040	3,298,320	$18,118,360
Non-Agency Mortgage-Backed Securities	—	25,360,343	$6,412,327	31,772,670
U.S. Government Sponsored Agency Securities	—	297,708,697	2,026,518	299,735,215
Liabilities:
Investments:
TBA Sale Commitments	—	(105,206,514)	—	(105,206,514)

Total	—	$232,682,566	$11,737,165	$244,419,731

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$5,659	$53,864	—	$59,523
Liabilities:
Credit contracts	—	(109,383)	—	(109,383)
Interest rate contracts	(199,386)	(14,781)	—	(214,167)

Total	$(193,727)	$(70,300)	—	$(264,027)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.

As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$20,363,090	—	—	$20,363,090
Cash pledged for financial futures contracts	176,000	—	—	176,000
Cash pledged for centrally cleared swaps	210,000	—	—	210,000
Liabilities:
Reverse repurchase agreements	—	$(18,155,712)	—	(18,155,712)
Cash received as collateral for OTC derivatives	—	(701,000)	—	(701,000)
Cash received as collateral for TBA commitments	—	(30,000)	—	(30,000)

Total	$20,749,090	$(18,886,712)	—	$1,862,378

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of April 30, 2014	$983,000	—	—	$983,000
Transfers into Level 3		—	—	—
Transfers out of Level 3	(983,000)	—	—	(983,000)
Accrued discounts/premiums	—	$2,296	—	2,296
Net realized gain (loss)	—	2,038	—	2,038
Net change in unrealized appreciation/depreciation[1]	3,217	645	$(5,021)	(1,159)
Purchases	3,295,103	6,848,456	2,048,132	12,191,691
Sales	—	(441,108)	(16,593)	(457,701)

Closing balance, as of January 31, 2015	$3,298,320	$6,412,327	$2,026,518	$11,737,165

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2015[1]	$3,217	$645	$(5,021)	$(1,159)

[1]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	7

Schedule of Investments January 31, 2015 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.2%
Arcos Dorados Holdings, Inc., Class A	47,928	$266,000
Australia — 2.2%
Cochlear Ltd.	17,300	1,111,932
Orocobre Ltd. (a)(b)	379,749	863,346
Pancontinental Oil & Gas NL (a)	2,487,900	36,748
Parnell Pharmaceuticals Holdings Pty Ltd. (a)	77,637	341,603
Stockland	336,729	1,142,049

		3,495,678
Belgium — 1.7%
Befimmo SA	9,449	721,265
Mobistar SA (a)	71,900	1,597,308
Ontex Group NV (a)	17,167	445,877

		2,764,450
Brazil — 0.9%
Brasil Insurance Participacoes e Administracao SA	211,554	159,262
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	74,600	362,556
Cia Hering	105,131	712,693
Ser Educacional SA	43,519	218,953

		1,453,464
British Virgin Islands — 0.5%
Atlas Mara Co.-Nvest Ltd. (a)	105,100	827,137
Canada — 5.7%
Africa Oil Corp. (a)(b)	469,400	882,872
BlackBerry Ltd. (a)	59,600	604,940
Cathedral Energy Services Ltd.	81,125	149,392
Continental Gold Ltd. (a)(b)	574,000	957,645
Diagnocure, Inc. (a)	700,026	60,599
Dollarama, Inc.	20,700	983,116
Element Financial Corp. (a)	87,600	930,668
Halogen Software, Inc. (a)	35,800	225,388
Lundin Mining Corp. (a)	238,900	849,790
Painted Pony Petroleum Ltd. (a)	159,187	860,640
Premier Gold Mines Ltd. (a)	347,400	560,455
Sulliden Mining Capital, Inc. (a)	50,044	12,799
Torex Gold Resources, Inc. (a)	1,055,200	1,204,092
Trevali Mining Corp. (a)	759,500	585,748
Trevali Mining Corp. (a)	161,473	124,533

		8,992,677
China — 2.7%
Angang Steel Co. Ltd., Class H	1,628,000	1,210,600
China Taiping Insurance Holdings Co. Ltd. (a)	526,334	1,618,911
Daphne International Holdings Ltd.	1,151,600	367,783
Far East Horizon Ltd.	1,093,000	931,237
Parkson Retail Group Ltd. (b)	505,000	120,813

		4,249,344
Denmark — 1.1%
ALK-Abello A/S	3,800	432,139
Pandora A/S	5,300	378,884
Sydbank A/S (a)	32,300	909,867

		1,720,890
France — 3.2%
Elior SCA (a)	43,924	689,104
Eurofins Scientific	1,100	282,594
GameLoft SE (a)(b)	110,200	367,350
Klepierre	22,748	1,070,468

Common Stocks	Shares	Value
France (concluded)
Saft Groupe SA	36,292	$1,157,613
UBISOFT Entertainment (a)	71,200	1,429,217

		4,996,346
Germany — 1.2%
GEA Group AG	12,750	576,302
Rheinmetall AG	17,450	755,120
Vossloh AG (b)	10,000	640,284

		1,971,706
Hong Kong — 0.7%
Chow Sang Sang Holdings International Ltd.	204,000	540,658
Clear Media Ltd. (b)	302,000	299,963
Pacific Basin Shipping Ltd.	608,000	224,207

		1,064,828
India — 2.9%
Bank of India	74,100	317,457
Container Corp. of India Ltd.	24,850	589,151
IDFC Ltd.	320,800	922,689
Indiabulls Real Estate Ltd.	543,000	726,669
LIC Housing Finance Ltd.	43,000	331,478
National Aluminium Co. Ltd.	250,764	183,145
Sun TV Network Ltd.	72,500	475,968
Zee Entertainment Enterprises Ltd.	168,500	1,022,527

		4,569,084
Indonesia — 0.8%
Bank Tabungan Negara Persero Tbk PT	6,150,600	480,550
Tower Bersama Infrastructure Tbk PT	1,104,400	826,946

		1,307,496
Ireland — 0.8%
Ryanair Holdings PLC - ADR	18,200	1,200,836
Italy — 0.8%
Banca Popolare di Milano Scarl (a)	1,190,572	953,017
Beni Stabili SpA SIIQ	196,897	147,112
Unipol Gruppo Finanziario SpA	25,248	127,331

		1,227,460
Japan — 4.1%
Asics Corp.	30,850	757,040
Don Quijote Holdings Co. Ltd.	11,300	822,725
Hisaka Works Ltd.	31,300	256,299
Mitsui Chemicals, Inc.	513,000	1,501,023
NGK Insulators Ltd.	36,000	725,445
Rohm Co. Ltd.	17,500	1,125,108
Tokyo Steel Manufacturing Co. Ltd.	166,000	1,247,400

		6,435,040
Luxembourg — 0.4%
Stabilus SA (a)	18,936	608,478
Malaysia — 0.3%
AirAsia Bhd	606,350	467,966
Norway — 0.8%
Hoegh LNG Holdings Ltd. (a)(b)	85,100	837,008
RenoNorden ASA (a)	75,667	489,697

		1,326,705
Poland — 0.4%
Alior Bank SA (a)	28,900	668,579

8	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea — 0.6%
KNB Financial Group Co. Ltd. (a)	92,600	$918,322
Sweden — 1.6%
Boliden AB	83,300	1,301,291
Elekta AB, Class B	75,100	805,985
The Thule Group AB (a)	39,120	432,607

		2,539,883
Switzerland — 3.1%
Aryzta AG	22,244	1,667,620
Basilea Pharmaceutica (a)	4,750	548,298
Leonteq AG	3,900	860,139
OC Oerlikon Corp. AG	57,000	648,354
Straumann Holding AG	4,200	948,697
Swiss Life Holding AG	900	200,838

		4,873,946
United Arab Emirates — 0.1%
Polarcus Ltd. (a)(b)	1,655,600	128,496
United Kingdom — 7.1%
APR Energy PLC (b)	20,530	52,877
Arrow Global Group PLC	294,100	998,909
AVEVA Group PLC	26,300	520,122
B&M European Value Retail SA	46,645	221,628
Babcock International Group PLC	38,500	582,178
Balfour Beatty PLC	115,000	384,534
BowLeven PLC (a)(b)	527,100	228,252
Crest Nicholson Holdings PLC	96,200	592,855
De La Rue PLC	73,300	570,260
Exova Group PLC (a)	284,762	643,365
IMI PLC	38,800	742,991
Intertek Group PLC	26,200	902,357
Man Group PLC	376,500	1,013,597
Michael Page International PLC	94,700	662,666
Poundland Group PLC	59,500	316,535
Quotient Ltd. (a)	58,921	910,329
Rexam PLC	106,738	682,088
Serco Group PLC	159,900	371,861
Virgin Money Holdings UK PLC (a)(b)	183,337	863,638

		11,261,042
United States — 52.4%
Abaxis, Inc.	19,690	1,210,541
Abercrombie & Fitch Co., Class A	33,124	845,324
Albemarle Corp.	17,100	825,246
AMC Entertainment Holdings, Inc., Class A	34,621	973,543
American Campus Communities, Inc.	33,700	1,481,452
Angie’s List, Inc. (a)	53,900	247,401
ARRIS Group, Inc. (a)	34,800	912,456
Ashford Hospitality Prime, Inc.	45,056	773,161
Axiall Corp.	20,843	922,303
BioMed Realty Trust, Inc.	29,849	729,808
Blackhawk Network Holdings, Inc., Class B (a)	40,365	1,336,485
Boot Barn Holdings, Inc. (a)	11,200	226,016
Burlington Stores, Inc. (a)	11,100	553,779
CARBO Ceramics, Inc. (b)	10,400	340,912
Celanese Corp., Class A	16,800	903,168
Chart Industries, Inc. (a)	2,800	79,800
Constant Contact, Inc. (a)	31,474	1,190,347
Corporate Office Properties Trust	27,146	814,380
Deckers Outdoor Corp. (a)(b)	10,717	707,858
Digital Realty Trust, Inc.	11,601	846,177
Discover Financial Services	14,800	804,824
DSP Group, Inc. (a)	52,900	581,371
DXP Enterprises, Inc. (a)	11,800	484,036
Emerald Oil, Inc. (a)(b)	111,400	91,682

Common Stocks	Shares	Value
United States (continued)
Essent Group Ltd. (a)	46,800	$1,094,652
EVINE Live, Inc. (a)	80,100	502,227
FCB Financial Holdings, Inc., Class A (a)	44,900	1,014,291
First Solar, Inc. (a)	20,800	880,256
Flowers Foods, Inc.	48,066	940,171
Foot Locker, Inc.	7,236	385,100
Fossil Group, Inc. (a)(b)	7,422	725,872
HD Supply Holdings, Inc. (a)	27,677	797,928
Helix Energy Solutions Group, Inc. (a)	37,600	705,752
Heritage Insurance Holdings, Inc. (a)	67,600	1,285,076
Hospira, Inc. (a)	29,466	1,869,028
IDEX Corp.	18,200	1,316,770
Informatica Corp. (a)	28,100	1,171,350
Inogen, Inc. (a)	43,220	1,322,532
Insulet Corp. (a)	31,917	938,041
j2 Global, Inc.	15,700	901,808
KBR, Inc.	41,400	684,342
The KEYW Holding Corp. (a)	38,153	339,180
Kraton Performance Polymers, Inc. (a)	32,900	636,286
Live Nation Entertainment, Inc. (a)	40,800	969,816
LKQ Corp. (a)	45,300	1,169,193
MannKind Corp. (a)(b)	129,488	822,249
Manpowergroup, Inc.	12,300	896,424
Marcus & Millichap, Inc. (a)	45,872	1,572,492
The Men’s Wearhouse, Inc.	11,741	545,604
Mentor Graphics Corp.	44,400	1,021,644
Merit Medical Systems, Inc. (a)	121,663	1,865,094
Monotype Imaging Holdings, Inc.	23,600	692,424
MSC Industrial Direct Co., Inc., Class A	20,500	1,538,935
New Relic, Inc. (a)	10,600	329,236
Nordson Corp.	12,100	881,606
NuVasive, Inc. (a)	43,806	2,029,094
Oasis Petroleum, Inc. (a)(b)	55,500	745,920
OSI Systems, Inc. (a)	19,400	1,357,612
Pacific Biosciences of California, Inc. (a)	207,401	1,667,504
Pfenex, Inc. (a)	133,406	915,165
Pinnacle Foods, Inc.	14,357	516,421
Pitney Bowes, Inc.	57,382	1,376,020
Plantronics, Inc.	11,100	508,713
PNM Resources, Inc.	32,900	1,003,450
Prestige Brands Holdings, Inc. (a)	23,553	806,926
PrivateBancorp, Inc.	20,300	615,902
Procera Networks, Inc. (a)	60,400	530,312
PTC, Inc. (a)	30,800	1,029,028
PVH Corp.	2,738	301,892
Qlik Technologies, Inc. (a)	23,300	661,720
Rouse Properties, Inc. (b)	91,607	1,702,974
Semtech Corp. (a)	29,392	748,320
Silver Bay Realty Trust Corp.	87,174	1,358,171
SLM Corp. (a)	183,024	1,667,349
SM Energy Co.	29,200	1,104,344
Smart & Final Stores, Inc. (a)	44,800	672,000
Springleaf Holdings, Inc. (a)	5,900	186,440
Steel Dynamics, Inc.	70,600	1,203,024
SUPERVALU, Inc. (a)	122,709	1,195,186
TECO Energy, Inc.	47,100	1,004,643
Teleflex, Inc.	18,014	1,973,614
Thoratec Corp. (a)	37,888	1,359,800
Timken Co.	13,200	501,732
TimkenSteel Corp.	19,033	513,891
TransEnterix, Inc. (a)(b)	260,817	774,627
Tribune Media Co., Class A (a)	21,874	1,288,160
Urban Outfitters, Inc. (a)	16,700	582,162
Varonis Systems, Inc. (a)	11,800	389,046

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	9

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Vera Bradley, Inc. (a)	61,180	$1,166,703
Verint Systems, Inc. (a)	21,200	1,131,656
Zynga, Inc., Class A (a)	198,200	507,392

		82,794,362
Total Common Stocks — 96.3%		152,130,215

Warrants (c)
British Virgin Islands — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50)	77,800	38,900
United Kingdom — 0.3%
Quotient Ltd. (Issued/Exercisable 5/27/14, 1 Share for 1 Warrant, Expires 10/25/15, Strike Price USD 8.80)	69,920	491,538
Total Warrants — 0.3%		530,438
Total Long-Term Investments (Cost — $135,517,332) — 96.6%		152,660,653

Short-Term Securities		Beneficial Interest (000)	Value
Money Market Funds — 4.6%
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)(f)	USD	7,304	$7,304,220
		Par (000)
Time Deposits
United States — 2.0%
Brown Brothers Harriman & Co., 0.12%, 2/01/15	USD	3,158	3,158,338
Total Short-Term Securities (Cost — $10,462,558) — 6.6%			10,462,558
Total Investments (Cost — $145,979,890) — 103.2%			163,123,211
Liabilities in Excess of Other Assets — (3.2)%			(5,133,043)

Net Assets — 100.0%			$157,990,168

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2014	Net Activity	Beneficial Interest Held at January 31, 2015	Income
BlackRock Liquidity Series, LLC, Money Market Series	$13,584,149	$(6,279,929)	$7,304,220	$232,151

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

10	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Global SmallCap Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$266,000	—	—	$266,000
Australia	341,603	$3,154,075	—	3,495,678
Belgium	2,043,185	721,265	—	2,764,450
Brazil	1,453,464	—	—	1,453,464
British Virgin Islands	827,137	—	—	827,137
Canada	8,992,677	—	—	8,992,677
China	—	4,249,344	—	4,249,344
Denmark	—	1,720,890	—	1,720,890
France	367,350	4,628,996	—	4,996,346
Germany	—	1,971,706	—	1,971,706
Hong Kong	299,963	764,865	—	1,064,828
India	—	4,569,084	—	4,569,084
Indonesia	—	1,307,496	—	1,307,496
Ireland	1,200,836	—	—	1,200,836
Italy	—	1,227,460	—	1,227,460
Japan.	—	6,435,040	—	6,435,040
Luxembourg	—	608,478	—	608,478
Malaysia	467,966	—	—	467,966
Norway	489,697	837,008	—	1,326,705
Poland	—	668,579	—	668,579
South Korea	—	918,322	—	918,322
Sweden	1,238,592	1,301,291	—	2,539,883
Switzerland	—	4,873,946	—	4,873,946
United Arab Emirates	—	128,496	—	128,496
United Kingdom	5,237,545	6,023,497	—	11,261,042
United States	82,794,362	—	—	82,794,362
Warrants	491,538	38,900	—	530,438
Short-Term Securities:
Money Market Funds	—	7,304,220	—	7,304,220
Time Deposits	—	3,158,338	—	3,158,338

Total	$106,511,915	$56,611,296	—	$163,123,211

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,675	—	—	$6,675
Liabilities:
Collateral on securities loaned at value	—	$(7,304,220)	—	(7,304,220)

Total	$6,675	$(7,304,220)	—	$(7,297,545)

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	11

Schedule of Investments (concluded)	Global SmallCap Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments
Common Stocks
Australia	—	$(73,886)	$73,886	—
Belgium	$1,325,057	(1,010,960)	1,010,960	$(1,325,057)
China	—	(132,342)	132,342	—
France	1,131,793	—	—	(1,131,793)
Malaysia	324,520	—	—	(324,520)
Norway	—	(909,375)	909,375	—
United Kingdom	299,526	(1,757,393)	1,757,393	(299,526)

Total	$3,080,896	$(3,883,956)	$3,883,956	$(3,080,896)

[1]	Systematic fair values were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

12	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Esterline Technologies Corp. (a)	2,900	$325,061
Triumph Group, Inc.	25,231	1,439,681

		1,764,742
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	42,498	1,856,313
Airlines — 0.4%
JetBlue Airways Corp. (a)	33,300	559,107
Auto Components — 1.0%
Lear Corp.	8,265	829,393
Tenneco, Inc. (a)	13,519	695,147

		1,524,540
Automobiles — 0.4%
Thor Industries, Inc.	10,684	602,043
Banks — 4.6%
Citizens Financial Group, Inc.	62,366	1,490,547
East West Bancorp, Inc.	16,000	578,880
FCB Financial Holdings, Inc., Class A (a)	44,600	1,007,514
First Horizon National Corp.	140,500	1,825,095
Hancock Holding Co.	12,900	336,819
Popular, Inc. (a)	33,200	1,023,556
Synovus Financial Corp.	33,700	868,449

		7,130,860
Capital Markets — 2.7%
Ares Management LP	48,900	928,611
Federated Investors, Inc., Class B	39,000	1,232,790
Janus Capital Group, Inc.	117,900	2,067,966

		4,229,367
Chemicals — 2.8%
Albemarle Corp.	36,699	1,771,094
Axiall Corp.	20,686	915,355
FMC Corp.	21,200	1,219,000
Huntsman Corp.	18,900	415,044

		4,320,493
Commercial Services & Supplies — 1.7%
The ADT Corp.	42,313	1,455,567
Pitney Bowes, Inc.	49,408	1,184,804

		2,640,371
Communications Equipment — 2.1%
ARRIS Group, Inc. (a)	22,600	592,572
JDS Uniphase Corp. (a)	60,000	729,000
Juniper Networks, Inc.	43,600	991,028
Plantronics, Inc.	19,400	889,102

		3,201,702
Construction & Engineering — 1.4%
KBR, Inc.	70,500	1,165,365
Quanta Services, Inc. (a)	39,000	1,032,720

		2,198,085
Consumer Finance — 2.3%
Ally Financial, Inc. (a)	43,200	808,272
Discover Financial Services	12,200	663,436
SLM Corp. (a)	202,340	1,843,317
Springleaf Holdings, Inc. (a)	7,200	227,520

		3,542,545
Containers & Packaging — 1.6%
Owens-Illinois, Inc. (a)(b)	38,100	889,635

Common Stocks	Shares	Value
Containers & Packaging (concluded)
Rock-Tenn Co., Class A	24,400	$1,583,560

		2,473,195
Distributors — 0.7%
LKQ Corp. (a)	45,000	1,161,450
Diversified Consumer Services — 0.7%
DeVry Education Group, Inc.	26,900	1,140,829
Diversified Financial Services — 0.1%
FNFV Group (a)	19,097	236,803
Electric Utilities — 4.9%
ALLETE, Inc.	20,900	1,183,985
OGE Energy Corp.	64,800	2,279,664
PNM Resources, Inc.	67,400	2,055,700
Westar Energy, Inc.	47,900	2,046,288

		7,565,637
Electrical Equipment — 0.8%
AMETEK, Inc.	26,825	1,284,917
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc. (a)	32,900	1,810,816
Ingram Micro, Inc., Class A (a)	68,615	1,727,726
Knowles Corp. (a)	65,119	1,381,174

		4,919,716
Energy Equipment & Services — 3.3%
Helix Energy Solutions Group, Inc. (a)	61,600	1,156,232
McDermott International, Inc. (a)	55,407	124,666
Oceaneering International, Inc.	21,100	1,104,796
Patterson-UTI Energy, Inc.	64,200	1,101,672
Superior Energy Services, Inc.	80,100	1,602,000

		5,089,366
Food & Staples Retailing — 1.0%
SUPERVALU, Inc. (a)	156,915	1,528,352
Food Products — 2.2%
Flowers Foods, Inc.	38,836	759,632
Ingredion, Inc.	9,156	738,340
Pinnacle Foods, Inc.	24,766	890,833
Tyson Foods, Inc., Class A	28,042	1,094,760

		3,483,565
Health Care Equipment & Supplies — 3.4%
Teleflex, Inc.	23,105	2,531,384
Thoratec Corp. (a)	75,106	2,695,554
		5,226,938
Health Care Providers & Services — 1.7%
Owens & Minor, Inc.	76,560	2,620,649
Hotels, Restaurants & Leisure — 0.9%
Wyndham Worldwide Corp.	15,990	1,339,802
Household Durables — 1.9%
Jarden Corp. (a)	30,946	1,486,027
Mohawk Industries, Inc. (a)	8,495	1,402,015

		2,888,042
Household Products — 1.4%
Energizer Holdings, Inc.	16,750	2,144,167
Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	12,000	1,076,160
Insurance — 5.9%
Arthur J Gallagher & Co.	20,500	910,815

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	13

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Brown & Brown, Inc.	30,100	$928,585
FNF Group	63,400	2,225,340
The Hanover Insurance Group, Inc.	26,900	1,856,100
Primerica, Inc.	21,800	1,082,152
W.R. Berkley Corp.	43,900	2,150,661

		9,153,653
Internet Software & Services — 0.5%
AOL, Inc. (a)	17,000	735,250
IT Services — 2.4%
Acxiom Corp. (a)	57,900	1,053,780
Amdocs Ltd.	16,600	799,788
DST Systems, Inc.	12,600	1,218,420
Euronet Worldwide, Inc. (a)	12,505	567,602

		3,639,590
Leisure Products — 0.4%
Mattel, Inc.	20,500	551,450
Life Sciences Tools & Services — 1.7%
Waters Corp. (a)	22,012	2,620,529
Machinery — 3.5%
Crane Co.	27,724	1,689,778
Dover Corp.	7,900	553,316
Flowserve Corp.	9,100	495,859
Parker Hannifin Corp.	11,900	1,385,874
SPX Corp.	8,424	703,994
Timken Co.	15,300	581,553

		5,410,374
Media — 2.2%
AMC Entertainment Holdings, Inc., Class A	31,347	881,478
Live Nation Entertainment, Inc. (a)	45,281	1,076,329
Tribune Media Co., Class A (a)	24,930	1,468,128

		3,425,935
Metals & Mining — 3.2%
Carpenter Technology Corp.	18,100	686,714
Royal Gold, Inc.	6,600	478,236
Steel Dynamics, Inc.	97,400	1,659,696
TimkenSteel Corp.	27,488	742,176
United States Steel Corp.	55,900	1,366,196

		4,933,018
Multi-Utilities — 2.5%
Alliant Energy Corp.	16,200	1,111,482
MDU Resources Group, Inc.	44,100	997,101
TECO Energy, Inc.	79,100	1,687,203

		3,795,786
Oil, Gas & Consumable Fuels — 3.1%
Africa Oil Corp. (a)(b)	120,436	226,522
Concho Resources, Inc. (a)	9,900	1,097,415
Oasis Petroleum, Inc. (a)(b)	84,174	1,131,298
SM Energy Co.	46,900	1,773,758
World Fuel Services Corp.	11,100	543,567

		4,772,560
Paper & Forest Products — 0.7%
Domtar Corp.	30,400	1,164,320
Pharmaceuticals — 1.8%
Hospira, Inc. (a)	43,908	2,785,084

Common Stocks	Shares	Value
Professional Services — 0.4%
Manpowergroup, Inc.	7,700	$561,176
Real Estate Investment Trusts (REITs) — 8.1%
American Campus Communities, Inc.	58,729	2,581,727
Digital Realty Trust, Inc.	15,400	1,123,276
Equity Commonwealth	57,116	1,505,007
LTC Properties, Inc.	52,493	2,462,972
Outfront Media, Inc.	28,719	814,184
Tanger Factory Outlet Centers	48,323	1,901,510
WP GLIMCHER, Inc.	124,327	2,198,101

		12,586,777
Real Estate Management & Development — 1.4%
Alexander & Baldwin, Inc.	55,271	2,114,668
Road & Rail — 0.2%
Con-way, Inc.	6,700	274,499
Semiconductors & Semiconductor Equipment — 2.4%
First Solar, Inc. (a)	18,100	765,992
Microchip Technology, Inc.	22,700	1,023,770
Semtech Corp. (a)	31,381	798,960
Skyworks Solutions, Inc.	14,000	1,162,700

		3,751,422
Software — 3.0%
Activision Blizzard, Inc.	73,600	1,537,872
Check Point Software Technologies Ltd. (a)(b)	15,400	1,188,418
Electronic Arts, Inc. (a)	15,700	861,302
PTC, Inc. (a)	30,143	1,007,078

		4,594,670
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A	47,122	1,202,553
Foot Locker, Inc.	7,172	381,694
Murphy USA, Inc. (a)	26,663	1,861,344
Urban Outfitters, Inc. (a)(b)	15,800	550,788

		3,996,379
Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	7,100	264,049
Deckers Outdoor Corp. (a)(b)	10,964	724,172
Fossil Group, Inc. (a)(b)	7,270	711,006
PVH Corp.	4,543	500,911

		2,200,138
Thrifts & Mortgage Finance — 0.3%
People’s United Financial, Inc.	34,900	491,043
Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	18,900	1,418,823
Total Long-Term Investments (Cost — $131,977,266) — 98.8%		152,726,900

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 1.5%
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (c)(d)(e)	$2,231	2,230,961

14	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Time Deposits — 1.1%
Brown Brothers Harriman & Co., 0.12%, 2/01/15	1,753	$1,752,895
Total Short-Term Securities (Cost — $3,983,856) — 2.6%		3,983,856
Total Investments (Cost — $135,961,122) — 101.4%		156,710,756
Liabilities in Excess of Other Assets — (1.4)%		(2,127,514)

Net Assets — 100.0%		$154,583,242

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$136,905,607

Gross unrealized appreciation	$26,109,618
Gross unrealized depreciation	(6,304,469)

Net unrealized appreciation	$19,805,149

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan. (c) Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at October 31, 2014	Net Activity	Beneficial Interest Held at January 31, 2015	Income
BlackRock Liquidity Series, LLC, Money Market Series	$2,477,059	$(246,098)	$2,230,961	$51,994

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

MANAGED ACCOUNT SERIES	JANUARY 31, 2015	15

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$152,726,900	—	—	$152,726,900
Short-Term Securities:
Money Market Funds	—	$2,230,961	—	2,230,961
Time Deposits	—	1,752,895	—	1,752,895

Total	$152,726,900	$3,983,856	—	$156,710,756

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,808	—	—	$1,808
Liabilities:
Collateral on securities loaned at value	—	$(2,230,961)	—	(2,230,961)

Total	$1,808	$(2,230,961)	—	$(2,229,153)

During the period ended January 31, 2015, there were no transfers between levels.

16	MANAGED ACCOUNT SERIES	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 25, 2015